Legal proceedings and IP Indemnification Claims Narrative (Details) - Patents [Member] - Sisvel International S.A. and 3G Licensing S.A. [Member]	1 Months Ended
Jun. 30, 2019 patent
COMMITMENTS AND CONTINGENCIES
Loss Contingency, Patents Allegedly Infringed, Number	12
Nokia Corporation [Member]
COMMITMENTS AND CONTINGENCIES
Loss Contingency, Patents Allegedly Infringed, Number	5
Blackberry, Ltd. [Member]
COMMITMENTS AND CONTINGENCIES
Loss Contingency, Patents Allegedly Infringed, Number	7